RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17.  RELATED PARTY TRANSACTIONS:

   Kimco Realty Services, Inc., or Kimco, is our controlling shareholder and Kimco Realty Corporation, the parent company of Kimco, is presently providing consulting services to us.  The services are focused on land development, acquisitions and disposals.  Kimco was paid $0 in consulting fees in Fiscal 2012, $75,000 in consulting fees in Fiscal 2011, and $100,000 in consulting fees in Fiscal 2010.

   Kimco Realty Corporation has served as the management company for the Coursey Commons Shopping Center in Baton Rouge, Louisiana since June 2004.  A wholly owned subsidiary of Kimco Realty Corporation, KRC Property Management I, Inc., receives a fixed monthly fee of 4.5% of rental income on store leases in this shopping center.  During Fiscal 2012, 2011 and 2010, that subsidiary received $39,812, $41,272, and $40,465, respectively for management fees earned on the shopping center.

   Mr. Frederick N. Kurz, Jr., the Chairman of our Board of Directors, is also Vice President and General Manager of Kimco Realty Corporation.  Mr. Michael J. Flynn, who served as Chairman of our board of directors until April 2012, was also President, Chief Operating Officer and Vice Chairman of the board of directors of Kimco Realty Corporation until his retirement on December 31, 2008.  In addition, Mr. Patrick M. Flynn, who served as one of our directors and was our President and Chief Executive Officer until his resignation on August 12, 2011, was also a Managing Director of Real Estate at Kimco Realty Corporation.  Finally, Mr. Milton Cooper, who served as one of our directors until April 2012, also serves as Executive Chairman of the board of directors of Kimco Realty Corporation.

   Finally, Mr. Milton Cooper, who served as one of our directors until April 2012, also serves as Executive Chairman of the board of directors of Kimco Realty Corporation.

   Amounts due to the above related parties total $0 at October 31, 2012, 24,792 at October 31, 2011 and $7,292 at October 31, 2010.